USAA TAX EXEMPT LONG-TERM FUND AND
                        USAA TAX EXEMPT MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                            TO THE FUNDS' PROSPECTUS
                              DATED AUGUST 1, 2006


Effective August 14, 2006, John C. Bonnell will co-manage the USAA Tax Exempt Long-Term and USAA Tax Exempt Money Market Funds (the Funds). Page 14 of the prospectus has been amended to reflect the following information:

JOHN C. BONNELL, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Funds since August 2006. He has 17 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July
2006) and Strong  Capital  Management  as a  portfolio  manager  (May 1999 - May
2004). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary's University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of Denver, and the National Federation of Municipal Analysts.



                                                                      61262-0806

                            USAA CALIFORNIA BOND FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                            TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006


Effective August 14, 2006, John C. Bonnell will co-manage the USAA California Bond Fund (the Fund). Page 12 of the prospectus has been amended to reflect the following information:

JOHN C. BONNELL, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Fund since August 2006. He has 17 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July
2006) and Strong  Capital  Management  as a  portfolio  manager  (May 1999 - May
2004). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary's University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of Denver, and the National Federation of Municipal Analysts.



                                                                      61263-0806

                             USAA VIRGINIA BOND FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                            TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006


Effective August 14, 2006, John C. Bonnell will co-manage the USAA Virginia Bond Fund (the Fund). Page 12 of the prospectus has been amended to reflect the following information:

JOHN C. BONNELL, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Fund since August 2006. He has 17 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July
2006) and Strong  Capital  Management  as a  portfolio  manager  (May 1999 - May
2004). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary's University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of Denver, and the National Federation of Municipal Analysts.



                                                                      61264-0806

                        USAA FLORIDA TAX-FREE INCOME FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                            TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006


Effective August 14, 2006, John C. Bonnell will co-manage the USAA Florida Tax-Free Income Fund (the Fund). Page 12 of the prospectus has been amended to reflect the following information:

JOHN C. BONNELL, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Fund since August 2006. He has 17 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July
2006) and Strong  Capital  Management  as a  portfolio  manager  (May 1999 - May
2004). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary's University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of Denver, and the National Federation of Municipal Analysts.



                                                                      61265-0806

[USAA                        USAA MUTUAL FUNDS TRUST
EAGLE
LOGO (R)]
          TAX EXEMPT LONG-TERM FUND, TAX EXEMPT INTERMEDIATE-TERM FUND,
                   TAX EXEMPT SHORT-TERM FUND, AND TAX EXEMPT
                                MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2006

The Tax Exempt Long-Term Fund table on page 28 under "Other Accounts Managed" of the Statement of Additional Information has been deleted and replaced with the following:


TAX EXEMPT LONG-TERM FUND
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER   REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
                 NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS      NUMBER OF ACCOUNTS     TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------------


Robert Pariseau          3*       $1,508,305,000            0             $0                      0              $0


John C. Bonnell          4**      $3,877,317,000***         0             $0                      0              $0


* All three of the accounts managed by Mr. Pariseau have advisory fees based on the performance of the account.

** Three of these accounts with total assets of $1,502,840,000 have advisory fees based on the performance of the account.

*** Total assets are as of August 14, 2006.


                                                                      61417-0806

[USAA
EAGLE                        USAA MUTUAL FUNDS TRUST
LOGO (R)]
              CALIFORNIA BOND FUND AND CALIFORNIA MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2006


The California Bond Fund table on page 34 under "Other Accounts Managed" of the Statement of Additional Information has been deleted and replaced with the following:

CALIFORNIA BOND FUND

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER   REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
                 NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS      NUMBER OF ACCOUNTS     TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------------


Robert Pariseau          3*       $3,196,443,000            0             $0                      0              $0


John C. Bonnell          4**      $5,541,166,000***         0             $0                      0              $0


* All three of the accounts managed by Mr. Pariseau have advisory fees based on the performance of the account.

** Three of these accounts with total assets of $3,166,690,000 have advisory fees based on the performance of the account.

*** Total assets are as of August 14, 2006.

                                                                      61418-0806

[USAA
EAGLE                        USAA MUTUAL FUNDS TRUST
LOGO (R)]
                VIRGINIA BOND FUND AND VIRGINIA MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2006


The Virginia Bond Fund table on the top of page 30 under "Other Accounts Managed" of the Statement of Additional Information has been deleted and replaced with the following:

VIRGINIA BOND FUND

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER   REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
                 NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS      NUMBER OF ACCOUNTS     TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------------

Robert Pariseau          3*       $3,357,798,000            0             $0                      0              $0


John C. Bonnell          4**      $5,703,196,000***         0             $0                      0              $0


* All three of the accounts managed by Mr. Pariseau have advisory fees based on the performance of the account.

** Three of these accounts with total assets of $3,328,720,000 have advisory fees based on the performance of the account.

*** Total assets are as of August 14, 2006.


                                                                      61419-0806

[USAA
EAGLE                        USAA MUTUAL FUNDS TRUST
LOGO (R)]

       FLORIDA TAX-FREE INCOME FUND AND FLORIDA TAX-FREE MONEY MARKET FUND
                        SUPPLEMENT DATED AUGUST 15, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2006



The Florida Tax-Free Income Fund table on page 30 under "Other Accounts Managed" of the Statement of Additional Information has been deleted and replaced with the following:

FLORIDA TAX-FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER   REGISTERED INVESTMENT COMPANIES     OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
                 NUMBER OF ACCOUNTS  TOTAL ASSETS   NUMBER OF ACCOUNTS  TOTAL ASSETS      NUMBER OF ACCOUNTS     TOTAL ASSETS
---------------------------------------------------------------------------------------------------------------------------------

Robert Pariseau          3*       $3,611,047,000            0             $0                      0              $0


John C. Bonnell          4**      $5,958,801,000***         0             $0                      0              $0


* All three of the accounts managed by Mr. Pariseau have advisory fees based on the performance of the account.

** Three of these accounts with total assets of $3,584,324,000 have advisory fees based on the performance of the account.

*** Total assets are as of August 14, 2006.



                                                                      61420-0806